Schedule II - Valuation and Qualifying Accounts (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Allowance For Doubtful Accounts And Other Customer Financing Activity [Member]
Valuation And Qualifying Accounts Disclosure [Line Items]
Valuation Allowances And Reserves Charged To Cost And Expense	$ 72	$ 88	$ 58
Valuation Allowances And Reserves Doubtful Accounts Written Off Net	(23)	(38)	(47)
Valuation Allowances And Reserves Charged To Other Accounts	12	(42)	(14)
Valuation Allowances and Reserves, Balance, Ending Balance	517	456	448	451
Valuation Allowance Of Deferred Tax Assets [Member]
Valuation And Qualifying Accounts Disclosure [Line Items]
Valuation Allowances And Reserves Charged To Other Accounts	(23)	(37)	(38)
Valuation Allowances And Reserves Charged To Income Tax Expense	124	130	93
Valuation Allowances And Reserves Reserves Of Businesses Acquired	(71)	0	(3)
Valuation Allowances And Reserves Credited To Income Tax Expense	(245)	(27)	(44)
Valuation Allowances and Reserves, Balance, Ending Balance	$ 904	$ 977	$ 911	$ 903